Note 17 - Leases - Undiscounted Cash flows Due to Operating Leases (Details) $ in Thousands	Dec. 31, 2019 USD ($)
2020	$ 138
2021	140
2022	141
2023	139
2024	143
2025 and thereafter	934
Total undiscounted cash flows	1,635
Discount on cash flows	(330)
Other Liabilities [Member]
Total lease liabilities	$ 1,305